Group entities (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Group entities
Group entities

			Ownership interest (%)		Voting interest (%)
	Reporting date	Country of incorporation	2017	2016	2017

Alusud Argentina S.R.L.	Dec-31	Argentina	100	100	100
Graham Packaging Argentina S.R.L.	Dec-31	Argentina	100	100	100
Lido Plast San Luis S.A. (a)	Dec-31	Argentina	—	100	—
Gulf Closures W.L.L.(b)	Dec-31	Bahrain	49	49	49
Graham Packaging Belgium BVBA	Dec-31	Belgium	100	100	100
Graham Packaging Lummen BVBA	Dec-31	Belgium	100	100	100
Closure Systems International (Brazil) Sistemas de Vedacao Ltda.	Dec-31	Brazil	100	100	100
Graham Packaging do Brasil Indústria e Comércio Ltda.	Dec-31	Brazil	100	100	100
Graham Packaging Paraná Ltda.	Dec-31	Brazil	100	100	100
Resin Rio Comercio Ltda.	Dec-31	Brazil	100	100	100
CSI Latin American Holdings Corporation	Dec-31	British Virgin Islands	100	100	100
Evergreen Packaging Canada Limited	Dec-31	Canada	100	100	100
Graham Packaging Canada Company	Dec-31	Canada	100	100	100
Pactiv Canada Inc.	Dec-31	Canada	100	100	100
Reynolds Consumer Products Canada Inc.	Dec-31	Canada	100	100	100
Alusud Embalajes Chile Ltda.	Dec-31	Chile	100	100	100
Closure Systems International (Guangzhou) Limited	Dec-31	China	100	100	100
Closure Systems International (Wuhan) Limited (a)	Dec-31	China	—	100	—
CSI Closure Systems (Hangzhou) Co., Ltd.	Dec-31	China	100	100	100
CSI Closure Systems (Tianjin) Co., Ltd.	Dec-31	China	100	100	100
Evergreen Packaging (Shanghai) Co., Ltd.	Dec-31	China	100	100	100
Graham Packaging (Guangzhou) Co., Ltd.	Dec-31	China	100	100	100
Graham Packaging (Taizhou) Co., Ltd. (c)	Dec-31	China	100	—	100
Graham Packaging Trading (Shanghai) Co., Ltd. (a)	Dec-31	China	—	100	—
Reynolds Metals (Shanghai) Ltd.	Dec-31	China	100	100	100
Techne Machineries Foshan Ltd (in liquidation) (d)	Dec-31	China	100	100	100
Zhejiang Zhongbao Pactiv Packaging Co., Ltd.	Dec-31	China	62.5	62.5	62.5
Alusud Embalajes Colombia Ltda.	Dec-31	Colombia	100	100	100
Closure Systems International (Colombia Trade) S.A.S.	Dec-31	Colombia	100	100	100
CSI Closure Systems Manufacturing de Centro America, Sociedad de Responsabilidad Limitada	Dec-31	Costa Rica	100	100	100
Closure Systems International (Egypt) LLC	Dec-31	Egypt	100	100	100
Evergreen Packaging de El Salvador, S.A. de C.V.	Dec-31	El Salvador	100	100	100
Graham Packaging Company Oy	Dec-31	Finland	100	100	100
Graham Packaging Europe S.N.C.	Dec-31	France	100	100	100
Graham Packaging France S.A.S.	Dec-31	France	100	100	100
Graham Packaging Normandy S.A.R.L.	Dec-31	France	100	100	100
Graham Packaging Villecomtal S.A.R.L.	Dec-31	France	100	100	100
Closure Systems International Machinery (Germany) GmbH	Dec-31	Germany	100	100	100
Omni-Pac Ekco GmbH Verpackungsmittel (e)	Dec-31	Germany	—	100	—
Omni-Pac GmbH Verpackungsmittel (e)	Dec-31	Germany	—	100	—
Pactiv Deutschland Holdinggesellschaft mbH	Dec-31	Germany	100	100	100
Pactiv-Omni Germany Holdings GmbH	Dec-31	Germany	100	100	100
Closure Systems International (Hong Kong) Limited	Dec-31	Hong Kong	100	100	100
Graham Packaging Asia Limited	Dec-31	Hong Kong	100	100	100
Roots Investment Holding Private Limited	Dec-31	Hong Kong	100	100	100

Technegen International Limited	Dec-31	Hong Kong	100	100	100
CSI Hungary Manufacturing and Trading Limited Liability Company	Dec-31	Hungary	100	100	100
Closure Systems International (I) Private Limited	Mar-31	India	100	100	100
PT. Graham Packaging Indonesia	Dec-31	Indonesia	100	100	100
Graham Packaging Company Italia S.r.l. (e)	Dec-31	Italy	—	100	—
Closure Systems International Japan, Limited	Dec-31	Japan	100	100	100
Graham Packaging Japan Godo Kaisha (a)	Dec-31	Japan	—	100	—
Closure Systems International (Korea), Ltd.	Dec-31	Korea	100	100	100
Evergreen Packaging Korea Limited	Dec-31	Korea	100	100	100
Beverage Packaging Factoring (Luxembourg) S.à r.l. (f)	Dec-31	Luxembourg	—	100	—
Beverage Packaging Holdings (Luxembourg) II S.A. (a)	Dec-31	Luxembourg	—	100	—
Beverage Packaging Holdings (Luxembourg) IV S.à r.l. (f)	Dec-31	Luxembourg	—	100	—
Beverage Packaging Holdings (Luxembourg) VI S.à r.l. (a)	Dec-31	Luxembourg	—	100	—
Evergreen Packaging (Luxembourg) S.à r.l. (a)	Dec-31	Luxembourg	—	100	—
Graham Packaging European Holdings (Luxembourg) S.à r.l.	Dec-31	Luxembourg	100	100	100
Graham Packaging European Holdings (Luxembourg) I S.à r.l.	Dec-31	Luxembourg	100	100	100
Graham Packaging European Holdings (Luxembourg) II S.à r.l.	Dec-31	Luxembourg	100	100	100
CSI en Ensenada, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
CSI en Saltillo, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
CSI Tecniservicio, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Graham Packaging Plastic Products de Mexico, S. de. R.L. de C.V.	Dec-31	Mexico	100	100	100
Grupo Corporativo Jaguar, S.A. de C.V.	Dec-31	Mexico	100	100	100
Grupo CSI de México, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Innovación y Asesoría en Plástico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Pactiv Foodservice Mexico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Pactiv Mexico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Servicio Terrestre Jaguar, S.A. de C.V.	Dec-31	Mexico	100	100	100
Servicios Graham Packaging, S. de. R.L. de C.V.	Dec-31	Mexico	100	100	100
Servicios Industriales Jaguar, S.A. de C.V.	Dec-31	Mexico	100	100	100
Servicios Integrales de Operacion, S.A. de C.V.	Dec-31	Mexico	100	100	100
Closure Systems International Nepal Private Limited	Jul-16	Nepal	100	100	100
Graham Packaging Company B.V. (e)	Dec-31	Netherlands	—	100	—
Graham Packaging Holdings B.V.	Dec-31	Netherlands	100	100	100
Graham Packaging Zoetermeer B.V.	Dec-31	Netherlands	100	100	100
Beverage Packaging (New Zealand) Limited	Dec-31	New Zealand	100	100	100
Beverage Packaging Factoring Trust (c) (g)	Dec-31	New Zealand	—	—	—
Beverage Packaging Holdings I Limited (h) (i)	Dec-31	New Zealand	100	100	100
Beverage Packaging Holdings III Limited (h) (j)	Dec-31	New Zealand	100	100	100
Beverage Packaging Holdings V Limited (h) (k)	Dec-31	New Zealand	100	100	100
Closure Systems International Limited (l) (m)	Dec-31	New Zealand	100	100	100
Evergreen Packaging International Limited (l) (n)	Dec-31	New Zealand	100	100	100
Reynolds Group Issuer (New Zealand) Limited (h) (o)	Dec-31	New Zealand	100	100	100
Reynolds Packaging International Limited (l) (p)	Dec-31	New Zealand	100	100	100
Alusud Peru S.A.	Dec-31	Peru	100	100	100
Closure Systems International (Philippines), Inc.	Dec-31	Philippines	100	100	100
Graham Packaging Poland Sp. z o.o.	Dec-31	Poland	100	100	100
CSI Vostok Limited Liability Company (in liquidation) (d)	Dec-31	Russia	100	100	100
Pactiv Asia Pte Ltd	Dec-31	Singapore	100	100	100
Closure Systems International España, S.L.U.	Dec-31	Spain	100	100	100
Closure Systems International Holdings (Spain), S.A.U.	Dec-31	Spain	100	100	100
Graham Packaging Iberica S.L.	Dec-31	Spain	100	100	100

Reynolds Food Packaging Spain, S.L.U.	Dec-31	Spain	100	100	100
Evergreen Packaging (Taiwan) Co., Ltd.	Dec-31	Taiwan	100	100	100
Closure Systems International Plastik Ithalat Ihracat Sanayi Ve Ticaret Limited Sirketi	Dec-31	Turkey	100	100	100
Graham Plastpak Plastik Ambalaj Sanayi Limited Sirketi (e)	Dec-31	Turkey	—	100	—
Graham Packaging European Services Limited	Dec-31	United Kingdom	100	100	100
Graham Packaging Plastics Limited	Dec-31	United Kingdom	100	100	100
Ivex Holdings, Ltd.	Dec-31	United Kingdom	100	100	100
Ivex Plastics Limited (q)	Dec-31	United Kingdom	100	100	100
Kama Europe Limited	Dec-31	United Kingdom	100	100	100
Pactiv (Films) Limited (r)	Dec-31	United Kingdom	100	—	100
Baker's Choice Products, Inc.	Dec-31	U.S.A.	100	100	100
BCP/Graham Holdings L.L.C.	Dec-31	U.S.A.	100	100	100
Blue Ridge Holding Corp.	Dec-31	U.S.A.	100	100	100
Blue Ridge Paper Products Inc.	Dec-31	U.S.A.	100	100	100
BRPP, LLC	Dec-31	U.S.A.	100	100	100
Closure Systems International Americas, Inc.	Dec-31	U.S.A.	100	100	100
Closure Systems International Holdings LLC	Dec-31	U.S.A.	100	100	100
Closure Systems International Inc.	Dec-31	U.S.A.	100	100	100
Closure Systems International Packaging Machinery Inc.	Dec-31	U.S.A.	100	100	100
Closure Systems Mexico Holdings LLC	Dec-31	U.S.A.	100	100	100
Coast-Packaging Company (California General Partnership)(b)	Dec-31	U.S.A.	50	50	50
CSI Mexico LLC	Dec-31	U.S.A.	100	100	100
CSI Sales & Technical Services Inc.	Dec-31	U.S.A.	100	100	100
Evergreen Packaging Inc.	Dec-31	U.S.A.	100	100	100
GEC Packaging Technologies LLC	Dec 31	U.S.A.	100	100	100
GPC Holdings LLC (f)	Dec-31	U.S.A.	—	100	—
GPC Opco GP LLC	Dec-31	U.S.A.	100	100	100
GPC Sub GP LLC	Dec-31	U.S.A.	100	100	100
GPC US LLC (c)	Dec-31	U.S.A.	100	—	100
Graham Packaging Acquisition Corp. (f)	Dec-31	U.S.A.	—	100	—
Graham Packaging Company Europe LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging Company Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Company, L.P.	Dec-31	U.S.A.	100	100	100
Graham Packaging Holdings Company	Dec-31	U.S.A.	100	100	100
Graham Packaging International Plastics Products Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Latin America, LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging Leasing USA LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging PET Technologies Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Plastic Products LLC (s)	Dec-31	U.S.A.	100	100	100
Graham Packaging PX Company	Dec-31	U.S.A.	100	100	100
Graham Packaging PX Holding Corporation	Dec-31	U.S.A.	100	100	100
Graham Packaging PX, LLC	Dec-31	U.S.A.	100	100	100
Pactiv International Holdings Inc.	Dec-31	U.S.A.	100	100	100
Pactiv LLC	Dec-31	U.S.A.	100	100	100
Pactiv Management Company LLC	Dec-31	U.S.A.	100	100	100
Pactiv Packaging Inc.	Dec-31	U.S.A.	100	100	100
PCA West Inc.	Dec-31	U.S.A.	100	100	100
RenPac Holdings Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Consumer Products Holdings LLC	Dec-31	U.S.A.	100	100	100
Reynolds Consumer Products LLC	Dec-31	U.S.A.	100	100	100
Reynolds Group Holdings Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Group Issuer Inc.	Dec-31	U.S.A.	100	100	100

Reynolds Group Issuer LLC	Dec-31	U.S.A.	100	100	100
Reynolds Manufacturing, Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Presto Products Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Services Inc.	Dec-31	U.S.A.	100	100	100
Southern Plastics Inc.	Dec-31	U.S.A.	100	100	100
Trans Western Polymers, Inc.	Dec-31	U.S.A.	100	100	100
Alusud Venezuela S.A. (a)	Dec-31	Venezuela	—	100	—

(a)	Voluntarily liquidated/deregistered/dissolved during the year.

(b)	The Group has the control and it has the power to govern the financial and operating policies of the entity.

(c)	Incorporated during the year.

(d)	In voluntary liquidation.

(e)	Sold during the year.

(f)	Merged during the year with another entity in the Group.

(g)	Included as a group entity on the basis that Beverage Packaging Holdings I Limited is the manager and beneficiary of this entity.

(h)	Jurisdiction changed during the year from Luxembourg.

(i)	Name changed during the year from Beverage Packaging Holdings (Luxembourg) I S.A.

(j)	Name changed during the year from Beverage Packaging Holdings (Luxembourg) III S.à r.l.

(k)	Name changed during the year from Beverage Packaging Holdings (Luxembourg) V S.A.

(l)	Jurisdiction changed during the year from Netherlands.

(m)	Name changed during the year from Closure Systems International B.V.

(n)	Name changed during the year from Evergreen Packaging International B.V.

(o)	Name changed during the year from Reynolds Group Issuer (Luxembourg) S.A.

(p)	Name changed during the year from Reynolds Packaging International B.V.

(q)	Name changed during the year from Closure Systems International (UK) Limited.

(r)	Company restored to the UK Register of Companies during the year.

(s)	Name changed during the year from Graham Packaging Plastic Products Inc.